Item 1. Report to Shareholders

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
April 30. 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.


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T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights           For a share outstanding throughout each period
--------------------------------------------------------------------------------
                  6 Months      Year
                     Ended     Ended
                   4/30/04  10/31/03  10/31/02  10/31/01  10/31/00   10/31/99
NET ASSET VALUE

Beginning of
period             $ 15.64   $ 12.77   $ 15.28   $ 21.69   $ 22.29   $  22.38

Investment
activities
  Net investment
  income (loss)       0.09      0.22      0.16      0.40      0.18       0.23

  Net realized
  and unrealized
  gain (loss)         1.64      2.79     (2.31)    (5.23)     1.26       2.14

  Total from
  investment
  activities          1.73      3.01     (2.15)    (4.83)     1.44       2.37

Distributions
  Net investment
  income             (0.22)    (0.14)    (0.36)    (0.16)    (0.14)     (0.28)

  Net realized
  gain               (0.02)         -         -    (1.42)    (1.90)     (2.18)

  Total
  distributions      (0.24)    (0.14)    (0.36)    (1.58)    (2.04)     (2.46)

NET ASSET VALUE

End of period      $ 17.13   $ 15.64   $ 12.77   $ 15.28   $ 21.69   $  22.29
                   ----------------------------------------------------------

Ratios/Supplemental
Data

Total return^        11.10%    23.83%   (14.51)%  (23.98)%    6.28%     11.44%

Ratio of total
expenses to average
net assets            1.06%!    1.12%     1.11%     1.09%     1.02%      1.05%

Ratio of net
investment income
(loss) to average
net assets            1.01%!    1.56%     1.03%     2.03%     0.71%      0.97%

Portfolio turnover
rate                  30.6%!    23.1%     16.1%      5.8%     24.5%      15.7%

Net assets,
end of period
(in millions)      $   876   $   800   $   643   $   814   $ 1,250   $  1,382

  ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

  ! Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Portfolio of Investments (ss.) ++                         Shares          Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

AUSTRIA   0.3%

Common Stocks   0.3%

Erste Bank                                                19,200          2,867

Total Austria (Cost $1,273)                                               2,867


BELGIUM   1.5%

Common Stocks   1.5%

Colruyt                                                   23,500          2,514

Dexia                                                    296,480          4,853

Fortis                                                   105,169          2,274

UCB                                                       84,002          3,348

Total Belgium (Cost $7,252)                                              12,989


DENMARK   0.7%

Common Stocks   0.7%

Novo Nordisk, Series B                                   135,900          6,442

Total Denmark (Cost $4,553)                                               6,442


FINLAND   1.5%

Common Stocks   1.5%

Nokia                                                    908,226         12,716

Total Finland (Cost $4,552)                                              12,716


FRANCE   17.8%

Common Stocks   17.8%

Aventis*                                                  96,569          7,327

AXA                                                      398,656          8,318

BNP Paribas                                              205,942         12,283

Casino Guichard-Perrachon                                 15,300          1,357

Compagnie de Saint-Gobain                                110,892          5,559

Credit Agricole                                          395,209          9,689

Essilor International                                     45,688          2,663

France Telecom*                                          397,470          9,517

Groupe Danone                                              9,964          1,665

Hermes                                                    31,916          6,333

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L'Oreal                                                   25,614          1,920

Lafarge                                                   21,138          1,749

LVMH                                                      67,725          4,745

Neopost                                                   76,401          4,196

Publicis                                                  29,800            887

Sanofi-Synthelabo                                        254,073         16,070

Schneider Electric                                       114,229          7,659

Societe Generale*                                         54,945          4,552

Societe Television Francaise 1                           396,722         12,182

Sodexho Alliance                                          80,055          2,194

Thomson                                                   51,000            977

Total, Series B                                          170,564         31,355

Veolia Environnement                                      45,400          1,201

Vivendi Universal*                                        69,938          1,744

Total France (Cost $96,378)                                             156,142


GERMANY   4.5%

Common Stocks   4.5%

Allianz*                                                  18,078          1,906

Bayer*                                                    99,812          2,707

Bayerische Hypo-und Vereinsbank*                         303,709          5,241

Celesio                                                   21,734          1,211

Deutsche Bank                                             86,045          7,050

E.On                                                      59,158          3,906

Hypo Real Estate (Spin off shares)*                      277,426          7,544

Medion                                                    61,727          2,619

Rhoen-Klinikum                                            36,950          1,828

SAP                                                       19,428          2,926

Siemens                                                   29,521          2,118

Total Germany (Cost $29,892)                                             39,056


GREECE   0.3%

Common Stocks   0.3%

National Bank of Greece                                   76,493          2,254

Total Greece (Cost $2,221)                                                2,254


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IRELAND   1.1%

Common Stocks   1.1%

Allied Irish Banks                                        88,211          1,272

Bank of Ireland                                          264,000          3,197

DEPFA Bank                                                23,900          3,563

Irish Life & Permanent                                   104,600          1,632

Total Ireland (Cost $8,031)                                               9,664


ITALY   6.4%

Common Stocks   6.4%

Alleanza Assicurazioni                                   886,620          9,764

Banca Intesa                                           1,035,237          3,407

Banco Popolare di Verona e Novara                        249,600          4,142

ENI                                                      721,937         14,621

Mediaset                                                 351,158          3,831

Mediolanum                                               290,900          1,875

Snam Rete Gas                                            400,700          1,774

Telecom Italia*                                          624,549          1,993

Telecom Italia Mobile*                                 1,082,995          6,152

Telecom Italia-RNC*                                      858,361          1,993

UniCredito Italiano                                    1,426,068          6,627

Total Italy (Cost $40,595)                                               56,179


KAZAKHSTAN   0.4%

Common Stocks   0.4%

PetroKazakhstan (USD)                                    135,400          3,630

Total Kazakhstan (Cost $3,852)                                            3,630


NETHERLANDS   8.0%

Common Stocks   8.0%

Akzo Nobel                                                39,908          1,447

ASML *                                                   323,350          5,072

Euronext                                                  66,100          1,918

Fortis (Unified shares)                                  155,780          3,392

ING Groep GDS                                            534,388         11,348


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Koninklijke Numico*                                      189,512          5,229

Laurus*                                                1,390,200          1,898

Philips Electronics GDS                                  554,247         14,947

Reed Elsevier                                            100,610          1,408

Royal Dutch Petroleum                                    173,606          8,405

Royal KPN                                                545,400          3,917

Royal KPN, 144A                                          139,700          1,003

STMicroelectronics*                                      237,618          5,175

Trader.com, Class A*                                      47,112            517

Versatel Telecom*                                        386,000            819

Wolters Kluwer GDS                                       226,830          3,817

Total Netherlands (Cost $55,653)                                         70,312


NORWAY   0.5%

Common Stocks   0.5%

Norsk Hydro                                               14,759            863

Orkla, Series A                                           50,742          1,226

Yara International (Regulation S shares)*                257,900          1,821

Yara International (Spin off shares)*                     14,759            104

Total Norway (Cost $2,386)                                                4,014


PORTUGAL   0.3%

Common Stocks   0.3%

Portugal Telecom                                         226,021          2,439

Total Portugal (Cost $1,526)                                              2,439


RUSSIA   1.5%

Common Stocks   1.5%

AO VimpelCom ADR (USD)*                                   58,300          5,233

Lukoil ADR (USD)                                          14,340          1,549

Lukoil ADR, 144A (USD)                                     8,230            889

MMC Norilsk Nickel (USD)                                  14,400            861

Mobile Telephone ADR, 144A (USD)                          14,200          1,533

YUKOS ADR (USD)                                           64,300          2,877

Total Russia (Cost $10,687)                                              12,942


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SPAIN   7.3%

Common Stocks   7.3%

Antena 3 Television*                                      98,973          5,026

Banco Bilbao Vizcaya Argentaria                          644,245          8,442

Banco Santander Central Hispano                          671,667          7,161

Cortefiel                                                221,971          2,400

Endesa                                                   242,935          4,435

Gamesa                                                   196,024          8,084

Gas Natural                                              118,000          2,883

Inditex                                                   53,900          1,167

Promotora de Informaciones                               124,500          2,199

Repsol                                                   156,497          3,280

Sogecable*                                               132,700          5,640

Telefonica                                               893,108         13,191

Total Spain (Cost $41,102)                                               63,908


SWEDEN   4.1%

Common Stocks   4.1%

Electrolux, Series B                                     367,840          7,253

Electrolux, Rights*                                      367,840            118

Hennes & Mauritz, Series B                               251,660          6,151

LM Ericsson, Series B*                                 2,038,794          5,437

Sandvik                                                  106,500          3,452

Securitas, Series B                                      691,084          9,905

SKF, Series B                                             46,100          1,573

Tele2 AB, Series B*                                       51,900          2,358

Total Sweden (Cost $29,360)                                              36,247


SWITZERLAND   9.5%

Common Stocks   9.5%

Adecco*                                                  276,270         12,131

Compagnie Financiere Richemont                           232,100          5,932

Credit Suisse Group                                      472,920         16,585

Nestle                                                    86,543         21,825

Roche Holding (Participation certificates)               107,940         11,274

UBS                                                      222,468         15,716

Total Switzerland (Cost $54,440)                                         83,463


TURKEY   0.4%

Common Stocks   0.4%

Turkcell Iletisim Hizmetleri*                        255,384,100          2,770

Turkiye Garanti Bankasi*                             213,974,000            656

Total Turkey (Cost $2,466)                                                3,426


UNITED KINGDOM   32.5%

Common Stocks   32.5%

Abbey National                                           317,754          2,551

AstraZeneca                                              310,263         14,474

Autonomy*                                                113,493            500

British Sky Broadcast                                    171,412          2,020

Cadbury Schweppes                                        669,413          5,315

Capita                                                   216,900          1,191

Carnival                                                  55,334          2,475

Centrica                                                 907,840          3,507

Compass                                                2,243,100         14,080

David S. Smith                                           426,043          1,300

Diageo                                                 1,018,045         13,626

Electrocomponents                                        556,570          3,507

GlaxoSmithKline                                        1,492,730         30,806

Hays                                                     532,961          1,111

Hilton Group                                             305,000          1,340

Investec                                                 113,600          2,123

ITV                                                      512,551          1,118

Kesa Electricals                                         698,883          3,466

Kingfisher                                             3,361,111         16,814

Logica CMG                                               357,800          1,367

MFI Furniture Group*                                   1,029,900          2,853

mm02 *                                                 1,788,600          3,155

Reed Elsevier (Ordinary shares)                        1,109,299         10,297

Rio Tinto (Ordinary shares)                              249,377          5,448


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Royal Bank of Scotland Group                           1,261,167         37,748

Sage Group                                               701,327          2,140

Serco                                                    274,833          1,048

Shell Transport & Trading                              2,782,030         19,132

Standard Chartered                                       322,900          4,930

Taylor Nelson                                          1,000,898          3,516

Tesco                                                  2,025,430          8,919

Tomkins                                                1,266,266          6,077

Unilever (Ordinary shares)                               827,417          7,778

United Business Media                                    327,390          2,666

Vodafone Group                                        15,076,542         36,440

William Morrison Supermarkets                            945,000          4,010

WPP Group                                                628,430          6,168

Total United Kingdom (Cost $256,558)                                    285,016

SHORT-TERM INVESTMENTS   0.6%

Money Market Funds   0.6%

T. Rowe Price Reserve Investment Fund, 1.09% #         5,421,235          5,421

Total Short-Term Investments (Cost $5,421)                                5,421

SECURITIES LENDING COLLATERAL   27.0%

Money Market Pooled Account   27.0%

Investment in money market pooled account
managed by JP Morgan Chase Bank,
London, 1.06% #                                      235,962,282        235,962

Total Securities Lending Collateral (Cost $235,962)                     235,962

Total Investments in Securities

126.2% of Net Assets (Cost $894,160)                                 $1,105,089
                                                                     ----------

  (ss.) Denominated in currency of country of incorporation unless otherwise noted

     ++ At April 30, 2004, a substantial number of the fund's international securities were valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. See Note 1.

      #  Seven-day yield

      *  Non-income producing

   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $3,425 and represents 0.4% of net assets

    ADR  American Depository Receipts

    GDS  Global Depository Shares

    USD  U.S. dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $ 000s except shares and per share amounts)

Assets

Total investments in securities, at value (cost $894,160)          $  1,105,089

Other assets                                                             10,758

Total assets                                                          1,115,847

Liabilities

Obligation to return securities lending collateral                      235,962

Other liabilities                                                         4,103

Total liabilities                                                       240,065

NET ASSETS                                                         $    875,782
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $      4,217

Undistributed net realized gain (loss)                                  (65,044)

Net unrealized gain (loss)                                              210,911

Paid-in-capital applicable to 51,138,247 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                      725,698

NET ASSETS                                                         $    875,782
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $      17.13
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                      6 Months
                                                                         Ended
                                                                       4/30/04
Investment Income (Loss)

Income
  Dividend (net of foreign taxes of $1,225)                         $    8,846

  Securities lending                                                       354

  Interest                                                                   8

  Total income                                                           9,208

Expenses
  Investment management                                                  3,612

  Shareholder servicing                                                    799

  Custody and accounting                                                   209

  Registration                                                              39

  Prospectus and shareholder reports                                        35

  Legal and audit                                                           13

  Directors                                                                  4

  Miscellaneous                                                              3

  Total expenses                                                         4,714

Net investment income (loss)                                             4,494

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                            24,198

  Foreign currency transactions                                             79

  Net realized gain (loss)                                              24,277

Change in net unrealized gain (loss)
  Securities                                                            59,298

  Other assets and liabilities
  denominated in foreign currencies                                        (11)

  Change in net unrealized gain (loss)                                  59,287

Net realized and unrealized gain (loss)                                 83,564

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $   88,058
                                                                    ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                         6 Months        Year
                                                            Ended       Ended
                                                          4/30/04    10/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                         $    4,494   $  10,911

  Net realized gain (loss)                                 24,277     (26,805)

  Change in net unrealized gain (loss)                     59,287     178,115

  Increase (decrease) in net assets from operations        88,058     162,221

Distributions to shareholders
  Net investment income                                   (11,139)     (6,956)

  Net realized gain                                        (1,012)          -

  Decrease in net assets from distributions               (12,151)     (6,956)

Capital share transactions *
  Shares sold                                             116,007     564,671

  Distributions reinvested                                 11,518       6,536

  Shares redeemed                                        (127,822)   (569,201)

  Increase (decrease) in net assets from capital
  share transactions                                         (297)      2,006

Net Assets

Increase (decrease) during period                          75,610     157,271

Beginning of period                                       800,172     642,901

End of period                                          $  875,782   $ 800,172
                                                       ----------   ---------

(Including undistributed net investment income of $4,217 at 4/30/04 and $10,862 at 10/31/03)

*Share information
  Shares sold                                               6,814      42,406

  Distributions reinvested                                    691         517

  Shares redeemed                                          (7,525)    (42,113)

  Increase (decrease) in shares outstanding                   (20)        810

The accompanying notes are an integral part of these financial statements.

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The European Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on February 28, 1990. The fund seeks long-term growth of capital through investments primarily in the common stocks of European companies. Current income is a secondary objective.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2004, the value of loaned securities was $221,990,000; aggregate collateral consisted of $235,962,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $133,427,000 and $141,742,000, respectively, for the six months ended April 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2003, the fund had $89,344,000 of unused capital loss carryforwards, of which $17,588,000 expire in fiscal 2009, $43,916,000 expire in fiscal 2010, and $27,840,000 expire in fiscal 2011.

At April 30, 2004, the cost of investments for federal income tax purposes was $894,160,000. Net unrealized gain aggregated $210,911,000 at period-end, of which $257,275,000 related to appreciated investments and $46,364,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At April 30, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $605,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $589,000 for the six months ended April 30, 2004, of which $134,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended April 30, 2004, the fund was allocated $44,000 of Spectrum Funds' expenses, of which $25,000 related to services provided by Price and $13,000 was payable at period-end. At April 30, 2004, approximately 2.9% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2004, dividend income from the Reserve Funds totaled $17,000.

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price European Stock Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004